VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     Leggett & Platt, Incorporated Annual Report on Form 10-K for year ended December 31, 2021 Instruction D(3) - Changes in accounting method (File No. 001-07845)

Dear Sir or Madam:

Pursuant to General Instruction D(3) to Form 10-K, on behalf of Leggett & Platt, Incorporated, we have attached for filing the Company’s Form 10-K for the year ended December 31, 2021.  As explained in Note A to the Consolidated Financial Statements in Part IV, Item 15, the financial statements in this report reflect a change from the preceding year in the method for valuing certain inventories to the first-in, first-out (FIFO) cost method from the last-in, first-out (LIFO) cost method.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 417-358-8131.

Sincerely,

/s/ Tammy M. Trent_____
Tammy M. Trent

Senior Vice President
and Chief Accounting Officer